LEASING - Nature of the Group's leasing activities by type of right-of-use asset recognized on the balance sheet (Details)	12 Months Ended
Dec. 31, 2019 Asset lease
Vessels and capitalized dry-docking
Disclosure of quantitative information about right-of-use assets [line items]
No. of right-of-use assets leased | Asset	3
Range of remaining term	2 years
Average remaining lease term	2 years 3 months 18 days
No. of leases with options to purchase	3
No. of leases with termination options	3
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
No. of right-of-use assets leased | Asset	10
Average remaining lease term	2 years 9 months 18 days
No. of leases with extension options	10
No. of leases with termination options	2
Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
No. of right-of-use assets leased | Asset	19
Average remaining lease term	1 year 3 months 18 days
No. of leases with extension options	19
No. of leases with termination options	10
Minimum | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	0 years
Minimum | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	0 years
Maximum | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	9 years
Maximum | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	3 years